Common Stock and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Common Stock and Warrants

F. Common Stock and Warrants

Authorized, Issued, and Outstanding Common Shares

In April 2015, the Company amended and restated its Certificate of Incorporation to increase the number of its authorized shares of common stock to 250,000,000 shares. Of the authorized shares, 2,381,041 and 14,241,562 shares of common stock were issued and outstanding at December 31, 2014 and September 30, 2015, respectively.

At December 31, 2014 and September 30, 2015, the Company had reserved authorized shares of common stock for future issuance as follows:

	December 31, 2014	September 30, 2015
Conversion of Series A Preferred	1,293,838	–
Conversion of Series B Preferred	829,234	–
Conversion of Series C Preferred	2,474,121	–
Conversion of Series D Preferred	967,359	–
Conversion of Series D-1 Preferred	–	–
Conversion of Deerfield Convertible Notes	1,808,353	1,943,458
Outstanding awards under equity incentive plans	395,185	1,390,438
Outstanding common stock warrants	595,920	2,636,180
Outstanding Series D Preferred warrants	2,066,970	–
Possible future issuances under equity incentive plans	365,706	1,422,498

Total common shares reserved for future issuance	10,796,686	7,392,574

Common Stock Activity

The following table summarizes common stock activity for the nine months ended September 30, 2015:

Shares of Common Stock
Beginning balance at December 31, 2014	2,381,041
Issuance of common stock in connection with initial public offering	5,854,545
Conversion of preferred stock to common stock in connection with initial public offering	5,980,564
Common stock warrants exercised	24,746
Common stock options exercised	666

Ending balance at September 30, 2015	14,241,562

The Company calculates the fair value of common stock warrants using a Monte Carlo simulation. There were no warrants exercised in the nine months ended September 30, 2014 and there were warrants exercised for an aggregate of 24,746 shares of common stock during the nine months ended September 30, 2015. From 2008 through 2012, the Company issued warrants to purchase 595,920 shares of common stock in its private placement offerings of Series A Preferred, Series B Preferred and Series C Preferred (the “Underwriter Warrants”) and for leasing laboratory space. The Company accounted for the Underwriter Warrants as a derivative liability, which is adjusted to fair value at each reporting period, with the change in fair value recorded within other expenses in the statements of operations.

10. Common Stock and Warrants on Common Stock

Authorized, Issued, and Outstanding Common Shares

Effective May 30, 2014, the Company amended its Certificate of Incorporation to increase the number of its authorized shares of common stock to 140,000,000 shares and change the common stock from no par value to $0.0001 per share. Of the authorized shares, 2,381,041 shares were issued and outstanding at December 31, 2013 and 2014.

At December 31, 2014, the Company had reserved authorized shares of common stock for future issuance as follows:

Shares of Common Stock
Conversion of Series A Preferred	1,293,838
Conversion of Series B Preferred	829,234
Conversion of Series C Preferred	2,474,121
Conversion of Series D Preferred	967,359
Conversion of Deerfield Convertible Notes	1,808,353
Outstanding Series D Preferred Warrants	2,066,970
Outstanding awards under Incentive Stock Plan	395,185
Outstanding common stock warrants	595,920
Possible future issuances under Incentive Stock Plan	365,706

Total common shares reserved for future issuance	10,796,686

Common Stock Activity

There was no common stock activity during the years ended December 31, 2013 and 2014.

Liquidation Rights

In the event of any liquidation or dissolution of the Company, the holders of the common stock are entitled to share ratably with holders of the series of outstanding Preferred Stock, on an as-if-converted to common stock basis, in the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for all series of the outstanding Preferred Stock.

Dividends and Voting Rights

The holders of the common stock are entitled to receive dividends, when and if declared by the board of directors of the Company after all dividends on the Preferred Stock have been paid or funds have been set aside to pay such Preferred Stock dividends.

The holders of the common stock have the right to one vote per share of common stock.

Warrants on Common Stock

In connection with the issuances of Series A Preferred, Series B Preferred and Series C Preferred (Note 9), the Company issued warrants to purchase common stock to the underwriters as consideration for facilitating the private placements (Underwriter Warrants). The Underwriter Warrants were fully vested upon issuance and, if unexercised, expire on the earlier of the seventh anniversary of the issue date or upon the second anniversary of the first sale of securities to the public in an offering pursuant to an effective registration statement under the Securities Act. No Underwriter Warrants have been exercised since issuance and, as of December 31, 2014, the Company’s outstanding Underwriter Warrants and related exercise price by issuance were as follows:

Issuance Date	Number of Underlying Shares	Exercise Price
2008/2009	99,929	$3.90
2009	82,895	$4.65
2010	112,289	$5.85
2011	242,911	$5.85
2012	16,430	$5.85

	554,454

The Underwriter Warrants include down-round protection in that the exercise price is adjusted if the Company issues any additional shares of common stock, including securities convertible into or warrants exercisable for common stock, without consideration or for consideration per share (or conversion price or exercise price per share) less than the exercise price then in effect for the Underwriter Warrants. The Underwriter Warrants also allow for net share settlement under the terms of the contract.

The Company determined that the Underwriter Warrants do not meet the criteria for equity classification and, consequently, the Underwriter Warrants were recorded as liabilities within the derivative and warrant liability on the balance sheets. These liabilities are adjusted to fair value at each reporting period (Note 12) with the change in fair value recorded within fair value adjustment within other (expense) income in the statements of operations.

At December 31, 2013 and 2014, the fair value of the Underwriter Warrants was $1,053,260 and $2,745,891, respectively.